Interim consolidated statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Statement of financial position [abstract]
NON-CURRENT ASSETS	€ 46,094	€ 46,379
Goodwill and Intangible assets	36,127	36,171
Property, Plant and Equipment	3,592	4,119
Non-current Trade and Other receivables	2,135	2,117
Non-current Grant receivables	4,002	3,679
Other non-current assets	238	293
CURRENT ASSETS	16,594	19,705
Trade and Other Receivables	712	615
Current Grant receivables	1,912	145
Other current assets	1,953	1,711
Short-term investments	0	0
Cash and cash equivalents	12,017	17,234
TOTAL ASSETS	62,688	66,084
EQUITY	24,861	30,994
Share Capital	53,913	48,513
Share premium	2,217	43,349
Other reserves	32,062	30,958
Accumulated deficit	(63,331)	(91,826)
NON-CURRENT LIABILITIES	25,290	23,256
Bank loans	0
Lease liabilities	2,104	2,525
Recoverable Cash advances (RCAs)	4,935	4,220
Contingent consideration payable and other financial liabilities	17,487	15,526
Post-employment benefits	614	614
Other non-current liabilities	150	371
CURRENT LIABILITIES	12,537	11,834
Bank loans		37
Lease liabilities	977	1,076
Recoverable Cash advances (RCAs)	340	371
Trade payables	5,582	4,736
Other current liabilities	5,638	5,614
TOTAL EQUITY AND LIABILITIES	€ 62,688	€ 66,084